The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

September 18, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Royce Capital Fund (the “Trust”) File Nos. 333-01073 & 811-07537

Ladies and Gentlemen:

       Attached for filing, pursuant to Rule 497 under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information relating to the Trust’s prospectus, dated May 1, 2017, for the Investment Class and Service Class shares of Royce Micro-Cap Portfolio. Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary